DISCONTINUED OPERATIONS - Group calculated a loss resulting from such disposition (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 23, 2021	Dec. 31, 2022	Dec. 31, 2021
DISCONTINUED OPERATIONS
Loss on disposal of lottery business related VIEs			$ (6,697)
Discontinued Operations [Member] | Variable Interest Entity, Primary Beneficiary
DISCONTINUED OPERATIONS
Cash and cash equivalents	$ 1,200
Restricted Cash	194
Prepayments and other receivables	2,032
Property and equipment, net	1,346
Intangible assets, net	102
Long-term investments	492
Other non-current assets	236
Accrued payroll and welfare payable	(173)
Accrued expenses and other current liabilities	(833)
Long-term payables	(61)
Total non-current assets	4,535
Noncontrolling interest of lottery business related VIEs	2,162
Less: Net assets of lottery business related VIEs contributable to the Company	6,697
Loss on disposal of lottery business related VIEs	$ (6,697)		$ (6,697)
Related party payables		$ 31,195
Payment of related party debt		$ 27,987